Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2025 Fund	May 30, 2024
Fidelity Advisor Freedom 2025 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	13.69%
Past 5 years	7.54%
Since Inception	5.92%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.78%
F0551
Average Annual Return:
Past 1 year	14.07%
Past 5 years	7.35%
Since Inception	5.97%

[1]	A From June 6, 2017 .